UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA S&P 500 INDEX FUND - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2008

[USAA
EAGLE
LOGO}
USAA (R)



                             USAA S&P 500 INDEX Fund

                      1ST QUARTER Portfolio of Investments

                                 March 31, 2008




                                                                      (Form N-Q)
 48479-0508                                  (C)2008, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS
USAA S&P 500 INDEX FUND
MARCH 31, 2008 (UNAUDITED)

                                                                         MARKET
NUMBER OF SHARES                           SECURITY                 VALUE (000)
--------------------------------------------------------------------------------
                    COMMON STOCKS (98.9%)

                    CONSUMER DISCRETIONARY (8.5%)
                    -----------------------------
                    ADVERTISING (0.2%)
  114,500           Interpublic Group of Companies, Inc. *           $      963
   85,800           Omnicom Group, Inc.                                   3,791
                                                              -----------------
                                                                          4,754
                                                              -----------------

                    APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
   92,300           Coach, Inc. *                                         2,783
   23,939           Jones Apparel Group, Inc.                               321
   24,200           Liz Claiborne, Inc.                                     439
   15,500           Polo Ralph Lauren Corp.                                 904
   23,900           VF Corp.                                              1,852
                                                              -----------------
                                                                          6,299
                                                              -----------------

                    APPAREL RETAIL (0.3%)
   23,000           Abercrombie & Fitch Co. "A"                           1,682
  119,300           Gap, Inc.                                             2,348
   81,800           Limited Brands, Inc.                                  1,399
  113,400           TJX Companies, Inc.                                   3,750
                                                              -----------------
                                                                          9,179
                                                              -----------------

                    AUTO PARTS & EQUIPMENT (0.2%)
  153,100           Johnson Controls, Inc.                                5,175
                                                              -----------------

                    AUTOMOBILE MANUFACTURERS (0.2%)
  568,400           Ford Motor Co. (g)*                                   3,251
  147,700           General Motors Corp.(g)                               2,814
                                                              -----------------
                                                                          6,065
                                                              -----------------

                    AUTOMOTIVE RETAIL (0.1%)
   39,163           AutoNation, Inc. *                                      586
   12,200           AutoZone, Inc. *                                      1,389
                                                              -----------------
                                                                          1,975
                                                              -----------------

                    BROADCASTING & CABLE TV (0.9%)
  175,700           CBS Corp. "B"                                         3,879
  128,400           Clear Channel Communications, Inc.                    3,752
  790,041           Comcast Corp. "A"                                    15,279
  188,000           DIRECTV Group, Inc. *                                 4,661
   21,300           E.W. Scripps Co. "A"                                    895
                                                              -----------------
                                                                         28,466
                                                              -----------------

                    CASINOS & GAMING (0.1%)
   83,296           International Game Technology                         3,349
                                                              -----------------

                    COMPUTER & ELECTRONICS RETAIL (0.2%)
   90,850           Best Buy Co., Inc.                                    3,767
    3,280           Circuit City Stores, Inc.(g)                             13
   40,800           GameStop Corp. "A" *                                  2,110
   33,600           RadioShack Corp.                                        546
                                                              -----------------
                                                                          6,436
                                                              -----------------

                    CONSUMER ELECTRONICS (0.0%)
   15,600           Harman International Industries, Inc.                   679
                                                               ----------------

                    DEPARTMENT STORES (0.4%)
   16,200           Dillard's, Inc. "A"(g)                                  279
   56,600           J.C. Penney Co., Inc.                                 2,134
   81,500           Kohl's Corp. *                                        3,496
  111,202           Macy's, Inc.                                          2,564
   47,000           Nordstrom, Inc.                                       1,532
   19,685           Sears Holdings Corp. (g)*                             2,010
                                                              -----------------
                                                                         12,015
                                                              -----------------

PORTFOLIO OF INVESTMENTS (Continued)                                           2
USAA S&P 500 INDEX FUND
MARCH 31, 2008 (UNAUDITED)

                                                                         MARKET
NUMBER OF SHARES                           SECURITY                 VALUE (000)
--------------------------------------------------------------------------------
                    DISTRIBUTORS (0.1%)
   42,800           Genuine Parts Co.                                     1,721
                                                              -----------------

                    EDUCATIONAL SERVICES (0.1%)
   36,900           Apollo Group, Inc. "A" *                              1,594
                                                              -----------------

                    FOOTWEAR (0.2%)
  100,900           NIKE, Inc. "B"                                        6,861
                                                              -----------------

                    GENERAL MERCHANDISE STORES (0.4%)
   23,300           Big Lots, Inc. *                                        519
   36,200           Family Dollar Stores, Inc.                              706
  214,400           Target Corp.                                         10,866
                                                             ------------------
                                                                         12,091
                                                             ------------------

                    HOME FURNISHINGS (0.0%)
   45,600           Leggett & Platt, Inc.                                   695
                                                              -----------------

                    HOME IMPROVEMENT RETAIL (0.7%)
  442,156           Home Depot, Inc.                                     12,367
  380,600           Lowe's Companies, Inc.                                8,731
   26,900           Sherwin-Williams Co.                                  1,373
                                                              -----------------
                                                                         22,471
                                                              -----------------

                    HOMEBUILDING (0.1%)
   33,800           Centex Corp.                                            818
   74,600           D.R. Horton, Inc.                                     1,175
   21,600           KB Home(g)                                              534
   33,500           Lennar Corp. "A"                                        630
   53,700           Pulte Homes, Inc.                                       782
                                                              -----------------
                                                                          3,939
                                                              -----------------

                    HOMEFURNISHING RETAIL (0.1%)
   71,200           Bed Bath & Beyond, Inc. *                             2,100
                                                              -----------------

                    HOTELS, RESORTS & CRUISE LINES (0.4%)
  112,800           Carnival Corp. "A"                                    4,566
   82,000           Marriott International, Inc. "A"                      2,817
   50,100           Starwood Hotels & Resorts Worldwide, Inc.             2,593
   46,562           Wyndham Worldwide Corp.                                 963
                                                              -----------------
                                                                         10,939
                                                              -----------------

                    HOUSEHOLD APPLIANCES (0.1%)
   16,100           Black & Decker Corp.                                  1,064
   13,100           Snap-On, Inc.                                           666
   20,200           Stanley Works                                           962
   19,893           Whirlpool Corp.                                       1,727
                                                              -----------------
                                                                          4,419
                                                              -----------------

                    HOUSEWARES & SPECIALTIES (0.1%)
   38,800           Fortune Brands, Inc.                                  2,696
   72,000           Newell Rubbermaid, Inc.                               1,647
                                                              -----------------
                                                                          4,343
                                                              -----------------

                    INTERNET RETAIL (0.3%)
   80,798           Amazon.com, Inc. *                                    5,761
   52,453           Expedia, Inc. *                                       1,148
   51,800           IAC/InterActiveCorp *                                 1,076
                                                              -----------------
                                                                          7,985
                                                              -----------------

                    LEISURE PRODUCTS (0.1%)
   23,400           Brunswick Corp.                                         374
   37,900           Hasbro, Inc.                                          1,057
   94,700           Mattel, Inc.                                          1,885
                                                              -----------------
                                                                          3,316
                                                              -----------------

                    MOTORCYCLE MANUFACTURERS (0.1%)
   62,300           Harley-Davidson, Inc.                                 2,336
                                                              -----------------

                    MOVIES & ENTERTAINMENT (1.5%)
  601,100           News Corp. "A"                                       11,270
  938,000           Time Warner, Inc.                                    13,151
  168,100           Viacom, Inc. "B" *                                    6,660
  491,421           Walt Disney Co.                                      15,421
                                                              -----------------
                                                                         46,502
                                                              -----------------

PORTFOLIO OF INVESTMENTS (Continued)                                           3
USAA S&P 500 INDEX FUND
MARCH 31, 2008 (UNAUDITED)

                                                                         MARKET
NUMBER OF SHARES                           SECURITY                 VALUE (000)
--------------------------------------------------------------------------------
                    PHOTOGRAPHIC PRODUCTS (0.0%)
   74,300           Eastman Kodak Co.                                     1,313
                                                              -----------------

                    PUBLISHING (0.2%)
   60,300           Gannett Co., Inc.                                     1,752
   84,700           McGraw-Hill Companies, Inc.                           3,130
    9,900           Meredith Corp.                                          379
   34,700           New York Times Co. "A"(g)                               655
    1,500           Washington Post Co. "B"                                 992
                                                              -----------------
                                                                          6,908
                                                              -----------------

                    RESTAURANTS (0.9%)
   34,650           Darden Restaurants, Inc.                              1,128
  302,200           McDonald's Corp.                                     16,854
  189,100           Starbucks Corp. *                                     3,309
   22,900           Wendy's International, Inc.                             528
  124,700           Yum! Brands, Inc.                                     4,640
                                                              -----------------
                                                                         26,459
                                                              -----------------

                    SPECIALIZED CONSUMER SERVICES (0.1%)
   81,700           H&R Block, Inc.                                       1,696
                                                              -----------------

                    SPECIALTY STORES (0.2%)
   70,600           Office Depot, Inc. *                                    780
   18,800           OfficeMax, Inc.                                         360
  187,400           Staples, Inc.                                         4,144
   35,400           Tiffany & Co.                                         1,481
                                                              -----------------
                                                                          6,765
                                                              -----------------

                    TIRES & RUBBER (0.0%)
   59,900           Goodyear Tire & Rubber Co. *                          1,545
                                                              -----------------
                    Total Consumer Discretionary                        260,390
                                                              -----------------

                    CONSUMER STAPLES (11.0%)
                    ------------------------
                    AGRICULTURAL PRODUCTS (0.2%)
  170,380           Archer-Daniels-Midland Co.                            7,013
                                                              -----------------

                    BREWERS (0.4%)
  190,700           Anheuser-Busch Companies, Inc.                        9,049
   37,400           Molson Coors Brewing Co. "B"                          1,966
                                                              -----------------
                                                                         11,015
                                                              -----------------

                    DISTILLERS & VINTNERS (0.1%)
   21,300           Brown-Forman Corp. "B"                                1,410
   54,700           Constellation Brands, Inc. "A" *                        967
                                                              -----------------
                                                                          2,377
                                                              -----------------

                    DRUG RETAIL (0.8%)
  378,485           CVS Caremark Corp.                                   15,333
  258,000           Walgreen Co.                                          9,827
                                                              -----------------
                                                                         25,160
                                                              -----------------

                    FOOD DISTRIBUTORS (0.2%)
  156,100           Sysco Corp.                                           4,530
                                                              -----------------

                    FOOD RETAIL (0.4%)
  179,000           Kroger Co.                                            4,547
  114,600           Safeway, Inc.                                         3,363
   54,625           SUPERVALU, Inc.                                       1,638
   36,700           Whole Foods Market, Inc.(g)                           1,210
                                                              -----------------
                                                                         10,758
                                                              -----------------

                    HOUSEHOLD PRODUCTS (2.5%)
   36,500           Clorox Co.                                            2,067
  135,300           Colgate-Palmolive Co.                                10,541
  108,900           Kimberly-Clark Corp.                                  7,030
  807,123           Procter & Gamble Co.                                 56,555
                                                              -----------------
                                                                         76,193
                                                              -----------------

                    HYPERMARKETS & SUPER CENTERS (1.3%)
  115,600           Costco Wholesale Corp.                                7,510
  622,300           Wal-Mart Stores, Inc. (f)                            32,783
                                                              -----------------
                                                                         40,293
                                                              -----------------

PORTFOLIO OF INVESTMENTS (Continued)                                           4
USAA S&P 500 INDEX FUND
MARCH 31, 2008 (UNAUDITED)

                                                                         MARKET
NUMBER OF SHARES                           SECURITY                 VALUE (000)
--------------------------------------------------------------------------------
                    PACKAGED FOODS & MEAT (1.3%)
   55,600           Campbell Soup Co.                                     1,888
  125,500           ConAgra Foods, Inc.                                   3,006
   36,400           Dean Foods Co.                                          731
   88,500           General Mills, Inc.                                   5,300
   82,900           H.J. Heinz Co.                                        3,894
   44,100           Hershey Co.                                           1,661
   66,500           Kellogg Co.                                           3,495
  405,849           Kraft Foods, Inc. "A"                                12,586
   31,900           McCormick & Co., Inc.                                 1,179
  194,000           Sara Lee Corp.                                        2,712
   66,600           Tyson Foods, Inc. "A"                                 1,062
   56,450           Wm. Wrigley Jr. Co.                                   3,547
                                                              -----------------
                                                                         41,061
                                                              -----------------

                    PERSONAL PRODUCTS (0.2%)
  111,600           Avon Products, Inc.                                   4,413
   30,300           Estee Lauder Companies, Inc. "A"                      1,389
                                                              -----------------
                                                                          5,802
                                                              -----------------

                    SOFT DRINKS (2.1%)
  526,400           Coca-Cola Co.                                        32,042
   71,200           Coca-Cola Enterprises, Inc.                           1,723
   35,000           Pepsi Bottling Group, Inc.                            1,187
  422,000           PepsiCo, Inc.                                        30,468
                                                              -----------------
                                                                         65,420
                                                              -----------------

                    TOBACCO (1.5%)
  553,500           Altria Group, Inc.                                   12,288
  553,500           Philip Morris International, Inc. *                  27,996
   44,900           Reynolds American, Inc.(g)                            2,650
   41,100           UST, Inc.                                             2,241
                                                              -----------------
                                                                         45,175
                                                              -----------------
                    Total Consumer Staples                              334,797
                                                              ------------------

                    ENERGY (13.1%)
                    --------------
                    COAL & CONSUMABLE FUELS (0.2%)
   47,100           CONSOL Energy, Inc.                                   3,259
   70,300           Peabody Energy Corp.                                  3,585
                                                              -----------------
                                                                          6,844
                                                              -----------------

                    INTEGRATED OIL & GAS (7.6%)
  544,817           Chevron Corp.                                        46,505
  409,708           ConocoPhillips                                       31,224
1,403,700           Exxon Mobil Corp.(f)                                118,725
   72,500           Hess Corp.                                            6,393
  184,640           Marathon Oil Corp.                                    8,420
   48,800           Murphy Oil Corp.                                      4,008
  217,300           Occidental Petroleum Corp.                           15,900
                                                              -----------------
                                                                        231,175
                                                              -----------------

                    OIL & GAS DRILLING (0.7%)
   38,400           ENSCO International, Inc.                             2,405
   76,600           Nabors Industries Ltd. *                              2,587
   68,400           Noble Corp.                                           3,397
   28,300           Rowan Companies, Inc.                                 1,165
   82,799           Transocean, Inc. *                                   11,195
                                                              -----------------
                                                                         20,749
                                                              -----------------

                    OIL & GAS EQUIPMENT & SERVICES (2.0%)
   82,500           Baker Hughes, Inc.                                    5,651
   74,900           BJ Services Co.                                       2,136
   57,300           Cameron International Corp. *                         2,386
  233,570           Halliburton Co.                                       9,186
   95,000           National Oilwell Varco, Inc. *                        5,546
  313,100           Schlumberger Ltd.                                    27,240
   51,600           Smith International, Inc.                             3,314
   90,200           Weatherford International Ltd. *                      6,537
                                                              -----------------
                                                                         61,996
                                                              -----------------

                    OIL & GAS EXPLORATION & PRODUCTION (1.9%)
  121,200           Anadarko Petroleum Corp.                              7,639
   86,400           Apache Corp.                                         10,439
  122,200           Chesapeake Energy Corp.                               5,640
  117,400           Devon Energy Corp.                                   12,248

PORTFOLIO OF INVESTMENTS (Continued)                                           5
USAA S&P 500 INDEX FUND
MARCH 31, 2008 (UNAUDITED)

                                                                         MARKET
NUMBER OF SHARES                           SECURITY                 VALUE (000)
--------------------------------------------------------------------------------
   63,800           EOG Resources, Inc.                                   7,656
   43,900           Noble Energy, Inc.                                    3,196
   38,144           Range Resources Corp.                                 2,420
  135,707           XTO Energy, Inc.                                      8,395
                                                              -----------------
                                                                         57,633
                                                              -----------------

                    OIL & GAS REFINING & MARKETING (0.3%)
   30,300           Sunoco, Inc.                                          1,590
   35,100           Tesoro Corp.                                          1,053
  140,300           Valero Energy Corp.                                   6,890
                                                              -----------------
                                                                          9,533
                                                              -----------------

                    OIL & GAS STORAGE & TRANSPORTATION (0.4%)
  184,100           El Paso Corp.                                         3,063
  165,840           Spectra Energy Corp.                                  3,773
  153,444           Williams Companies, Inc.                              5,061
                                                              -----------------
                                                                         11,897
                                                              -----------------
                    Total Energy                                        399,827
                                                              -----------------
                    FINANCIALS (16.6%)
                    ------------------
                    ASSET MANAGEMENT & CUSTODY BANKS (1.3%)
   53,400           American Capital Strategies, Ltd.(g)                  1,824
   62,060           Ameriprise Financial, Inc.                            3,218
  301,749           Bank of New York Mellon Co., Inc                     12,592
   21,200           Federated Investors, Inc. "B"                           830
   41,100           Franklin Resources, Inc.                              3,986
   41,700           Janus Capital Group, Inc.                               970
   33,900           Legg Mason, Inc.                                      1,898
   49,500           Northern Trust Corp. (c)                              3,290
  100,600           State Street Corp.                                    7,948
   70,900           T. Rowe Price Group, Inc.                             3,545
                                                              -----------------
                                                                         40,101
                                                              -----------------
                    CONSUMER FINANCE (0.7%)
  305,400           American Express Co.                                 13,352
   99,229           Capital One Financial Corp.(g)                        4,884
  126,300           Discover Financial Services                           2,068
  125,500           SLM Corp. *                                           1,926
                                                              -----------------
                                                                         22,230
                                                              -----------------
                    DIVERSIFIED BANKS (1.8%)
   42,700           Comerica, Inc.                                        1,498
  457,400           U.S. Bancorp                                         14,802
  524,305           Wachovia Corp.                                       14,156
  866,500           Wells Fargo & Co.                                    25,215
                                                              -----------------
                                                                         55,671
                                                              -----------------
                    INSURANCE BROKERS (0.2%)
   77,600           Aon Corp.                                             3,119
  139,000           Marsh & McLennan Companies, Inc.                      3,385
                                                             ------------------
                                                                          6,504
                                                             ------------------
                    INVESTMENT BANKING & BROKERAGE (1.7%)
   29,700           Bear Stearns Companies, Inc.(g)                         312
  250,547           Charles Schwab Corp.                                  4,718
  129,700           E*TRADE Financial Corp. (g)*                            501
  103,200           Goldman Sachs Group, Inc.                            17,068
  140,600           Lehman Brothers Holdings, Inc.                        5,292
  254,200           Merrill Lynch & Co., Inc.                            10,356
  289,500           Morgan Stanley                                       13,230
                                                              -----------------
                                                                         51,477
                                                              -----------------
                    LIFE & HEALTH INSURANCE (1.3%)
  126,400           AFLAC, Inc.                                           8,210
   70,771           Lincoln National Corp.                                3,680
  188,600           MetLife, Inc.                                        11,365
   69,800           Principal Financial Group, Inc.                       3,889
  118,700           Prudential Financial, Inc.                            9,288
   26,000           Torchmark Corp.                                       1,563
   89,100           Unum Group                                            1,961
                                                              -----------------
                                                                         39,956
                                                              -----------------
                    MULTI-LINE INSURANCE (1.4%)
  659,349           American International Group, Inc.                   28,517
   24,700           Assurant, Inc.                                        1,503

PORTFOLIO OF INVESTMENTS (Continued)                                           6
USAA S&P 500 INDEX FUND
MARCH 31, 2008 (UNAUDITED)

                                                                          MARKET
NUMBER OF SHARES                           SECURITY                  VALUE (000)
--------------------------------------------------------------------------------
  110,400           Genworth Financial, Inc. "A"                          2,499
   80,900           Hartford Financial Services Group, Inc.               6,130
  112,500           Loews Corp.                                           4,525
                                                              -----------------
                                                                         43,174
                                                              -----------------

                    MULTI-SECTOR HOLDINGS (0.1%)
   42,800           Leucadia National Corp.                               1,935
                                                              -----------------

                    OTHER DIVERSIFIED FINANCIAL SERVICES (3.7%)
1,162,447           Bank of America Corp.                                44,069
1,362,100           Citigroup, Inc. (f)                                  29,176
  888,429           JPMorgan Chase & Co.                                 38,158
                                                              -----------------
                                                                        111,403
                                                              -----------------

                    PROPERTY & CASUALTY INSURANCE (1.1%)
   84,500           ACE Ltd.                                              4,653
  147,300           Allstate Corp.                                        7,079
   74,000           Ambac Financial Group, Inc.                             426
   97,100           Chubb Corp.                                           4,804
   41,379           Cincinnati Financial Corp.                            1,574
   51,400           MBIA, Inc.(g)                                           628
  183,600           Progressive Corp.                                     2,950
   27,500           Safeco Corp.                                          1,207
  162,707           Travelers Companies, Inc.                             7,786
   46,100           XL Capital Ltd. "A"                                   1,362
                                                              -----------------
                                                                         32,469
                                                              -----------------

                    REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)
   48,400           CB Richard Ellis Group, Inc. "A" *                    1,047
                                                              -----------------

                    REGIONAL BANKS (1.0%)
  144,900           BB&T Corp.                                            4,646
  138,900           Fifth Third Bancorp                                   2,906
   29,300           First Horizon National Corp.(g)                         410
   93,300           Huntington Bancshares, Inc.                           1,003
  102,000           KeyCorp                                               2,239
   20,800           M&T Bank Corp.                                        1,674
   65,499           Marshall & Ilsley Corp.                               1,520
  163,700           National City Corp.                                   1,629
   90,200           PNC Financial Services Group, Inc.                    5,914
  185,983           Regions Financial Corp.                               3,673
   91,700           SunTrust Banks, Inc.                                  5,056
   28,700           Zions Bancorp                                         1,307
                                                              -----------------
                                                                         31,977
                                                              -----------------

                    REITS - DIVERSIFIED (0.1%)
   34,400           Vornado Realty Trust                                  2,966
                                                              -----------------

                    REITS - INDUSTRIAL (0.1%)
   69,500           ProLogis                                              4,091
                                                              ------------------

                    REITS - OFFICE (0.1%)
   30,000           Boston Properties, Inc.                               2,762
                                                              -----------------

                    REITS - RESIDENTIAL (0.2%)
   26,982           Apartment Investment & Management Co. "A"               966
   19,500           AvalonBay Communities, Inc.                           1,882
   73,600           Equity Residential Properties Trust                   3,054
                                                              -----------------
                                                                          5,902
                                                              -----------------

                    REITS - RETAIL (0.4%)
   34,000           Developers Diversified Realty Corp.                   1,424
   64,200           General Growth Properties, Inc.                       2,451
   63,800           Kimco Realty Corp.                                    2,499
   59,500           Simon Property Group, Inc.                            5,528
                                                              -----------------
                                                                         11,902
                                                              -----------------

                    REITS - SPECIALIZED (0.3%)
   48,053           HCP, Inc.                                             1,625
  132,300           Host Hotels & Resorts, Inc.                           2,106
   42,100           Plum Creek Timber Co., Inc.                           1,713
   33,068           Public Storage, Inc.                                  2,931
                                                              -----------------
                                                                          8,375
                                                              -----------------

PORTFOLIO OF INVESTMENTS (Continued)                                           7
USAA S&P 500 INDEX FUND
MARCH 31, 2008 (UNAUDITED)

                                                                         MARKET
NUMBER OF SHARES                           SECURITY                 VALUE (000)
--------------------------------------------------------------------------------
                    SPECIALIZED FINANCE (0.5%)
   48,900           CIT Group, Inc.                                         580
   14,000           CME Group, Inc.                                       6,568
   18,800           IntercontinentalExchange, Inc. *                      2,453
   53,900           Moody's Corp.                                         1,877
   69,000           NYSE Euronext                                         4,258
                                                              -----------------
                                                                         15,736
                                                              -----------------

                    THRIFTS & MORTGAGE FINANCE (0.6%)
  159,198           Countrywide Financial Corp.(g)                          876
  258,300           Fannie Mae                                            6,798
  172,100           Freddie Mac                                           4,357
  142,800           Hudson City Bancorp, Inc.                             2,525
   21,200           MGIC Investment Corp.                                   223
   91,098           Sovereign Bancorp, Inc.(g)                              849
  228,413           Washington Mutual, Inc.(g)                            2,353
                                                              -----------------
                                                                         17,981
                                                              -----------------
                    Total Financials                                    507,659
                                                              -----------------

                    HEALTH CARE (11.6%)
                    -------------------
                    BIOTECHNOLOGY (1.4%)
  283,448           Amgen, Inc. *                                        11,842
   79,110           Biogen Idec, Inc. *                                   4,880
  115,200           Celgene Corp. *                                       7,061
   70,200           Genzyme Corp. *                                       5,233
  245,264           Gilead Sciences, Inc. *                              12,639
                                                              -----------------
                                                                         41,655
                                                              -----------------

                    HEALTH CARE DISTRIBUTORS (0.4%)
   44,318           AmerisourceBergen Corp.                               1,816
   93,015           Cardinal Health, Inc.                                 4,884
   77,400           McKesson Corp.                                        4,054
   34,500           Patterson Companies, Inc. *                           1,252
                                                              -----------------
                                                                         12,006
                                                              -----------------

                    HEALTH CARE EQUIPMENT (1.9%)
  167,600           Baxter International, Inc.                            9,691
   62,600           Becton, Dickinson & Co.                               5,374
  347,500           Boston Scientific Corp. *                             4,472
   26,400           C.R. Bard, Inc.                                       2,545
  128,750           Covidien Limited                                      5,697
   39,660           Hospira, Inc. *                                       1,696
  296,700           Medtronic, Inc.                                      14,352
   89,000           St. Jude Medical, Inc. *                              3,844
   62,600           Stryker Corp.                                         4,072
   32,800           Varian Medical Systems, Inc. *                        1,536
   61,300           Zimmer Holdings, Inc. *                               4,773
                                                              -----------------
                                                                         58,052
                                                              -----------------

                    HEALTH CARE FACILITIES (0.0%)
  122,500           Tenet Healthcare Corp. *                                693
                                                              -----------------

                    HEALTH CARE SERVICES (0.5%)
   65,800           Express Scripts, Inc. *                               4,232
   29,700           Laboratory Corp. of America Holdings *                2,188
  140,366           Medco Health Solutions, Inc. *                        6,147
   40,780           Quest Diagnostics, Inc.                               1,846
                                                              -----------------
                                                                         14,413
                                                              -----------------

                    HEALTH CARE TECHNOLOGY (0.0%)
   50,500           IMS Health, Inc.                                      1,061
                                                              -----------------

                    LIFE SCIENCES TOOLS & SERVICES (0.3%)
   44,100           Applera Corp. - Applied Biosystems Group              1,449
   13,300           Millipore Corp. *                                       896
   32,400           PerkinElmer, Inc.                                       786
  111,400           Thermo Fisher Scientific, Inc. *                      6,332
   27,300           Waters Corp. *                                        1,521
                                                              -----------------
                                                                         10,984
                                                              -----------------

                    MANAGED HEALTH CARE (1.0%)
  129,100           Aetna, Inc.                                           5,434
   72,000           CIGNA Corp.                                           2,921

PORTFOLIO OF INVESTMENTS (Continued)                                           8
USAA S&P 500 INDEX FUND
MARCH 31, 2008 (UNAUDITED)

                                                                         MARKET
NUMBER OF SHARES                           SECURITY                 VALUE (000)
--------------------------------------------------------------------------------
   40,280           Coventry Health Care, Inc. *                          1,625
   42,700           Humana, Inc. *                                        1,916
  330,700           UnitedHealth Group, Inc.                             11,363
  139,864           WellPoint, Inc. *                                     6,172
                                                              -----------------
                                                                         29,431
                                                              -----------------

                    PHARMACEUTICALS (6.1%)
  407,800           Abbott Laboratories                                  22,490
   81,600           Allergan, Inc.                                        4,601
   27,000           Barr Pharmaceuticals, Inc. *                          1,304
  523,000           Bristol-Myers Squibb Co.                             11,140
  261,400           Eli Lilly and Co.                                    13,486
   80,500           Forest Laboratories, Inc. *                           3,221
  741,400           Johnson & Johnson, Inc.                              48,095
   64,400           King Pharmaceuticals, Inc. *                            560
  566,400           Merck & Co., Inc.                                    21,495
   84,500           Mylan Laboratories, Inc.                                980
1,769,020           Pfizer, Inc. (f)                                     37,026
  422,800           Schering-Plough Corp.                                 6,092
   28,400           Watson Pharmaceuticals, Inc. *                          833
  352,800           Wyeth                                                14,733
                                                              -----------------
                                                                        186,056
                                                              -----------------
                    Total Health Care                                   354,351
                                                              -----------------

                    INDUSTRIALS (12.0%)
                    -------------------
                    AEROSPACE & DEFENSE (2.8%)
  202,100           Boeing Co.                                           15,030
  105,400           General Dynamics Corp.                                8,787
   31,300           Goodrich Corp.                                        1,800
  194,500           Honeywell International, Inc.                        10,974
   31,100           L-3 Communications Holdings, Inc.                     3,401
   89,800           Lockheed Martin Corp.                                 8,917
   88,906           Northrop Grumman Corp.                                6,918
   37,200           Precision Castparts Corp.                             3,797
  111,100           Raytheon Co.                                          7,178
   41,600           Rockwell Collins, Inc.                                2,378
  259,300           United Technologies Corp.                            17,845
                                                              -----------------
                                                                         87,025
                                                              -----------------

                    AIR FREIGHT & LOGISTICS (1.1%)
   45,000           C.H. Robinson Worldwide, Inc.                         2,448
   54,600           Expeditors International of Washington, Inc.          2,467
   79,900           FedEx Corp.                                           7,404
  273,100           United Parcel Service, Inc. "B"                      19,942
                                                              -----------------
                                                                         32,261
                                                              -----------------

                    AIRLINES (0.1%)
  191,700           Southwest Airlines, Co.                               2,377
                                                              -----------------

                    BUILDING PRODUCTS (0.1%)
   98,500           Masco Corp.                                           1,954
   44,100           Trane, Inc.                                           2,024
                                                              -----------------
                                                                          3,978
                                                              -----------------

                    COMMERCIAL PRINTING (0.1%)
   56,100           R.R. Donnelley & Sons Co.                             1,700
                                                              -----------------

                    CONSTRUCTION & ENGINEERING (0.2%)
   22,900           Fluor Corp.                                           3,232
   31,700           Jacobs Engineering Group, Inc. *                      2,333
                                                              -----------------
                                                                          5,565
                                                              -----------------

                    CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
  165,000           Caterpillar, Inc.                                    12,918
   53,600           Cummins, Inc.                                         2,510
  113,800           Deere & Co.                                           9,154
   33,100           Manitowoc Co., Inc.                                   1,350
   95,700           PACCAR, Inc.                                          4,306
   27,500           Terex Corp. *                                         1,719
                                                              -----------------
                                                                         31,957
                                                              -----------------

                    DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.1%)
   34,600           Cintas Corp.                                            987
   35,200           Equifax, Inc.                                         1,214
                                                              -----------------
                                                                          2,201
                                                              -----------------

PORTFOLIO OF INVESTMENTS (Continued)                                           9
USAA S&P 500 INDEX FUND
MARCH 31, 2008 (UNAUDITED)

                                                                          MARKET
NUMBER OF SHARES                           SECURITY                  VALUE (000)
--------------------------------------------------------------------------------

                    ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
   46,400           Cooper Industries, Ltd. "A"                           1,863
  204,500           Emerson Electric Co.                                 10,523
   38,900           Rockwell Automation, Inc.                             2,234
                                                              -----------------
                                                                         14,620
                                                              -----------------

                    ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
   82,000           Allied Waste Industries, Inc. *                         886
  131,100           Waste Management, Inc.                                4,400
                                                              -----------------
                                                                          5,286
                                                              -----------------

                    HUMAN RESOURCES & EMPLOYMENT SERVICES (0.1%)
   31,700           Monster Worldwide, Inc. *                               767
   42,500           Robert Half International, Inc.                       1,094
                                                              -----------------
                                                                          1,861
                                                              -----------------

                    INDUSTRIAL CONGLOMERATES (3.9%)
  184,300           3M Co.                                               14,587
2,616,700           General Electric Co. (f)                             96,844
   65,800           Textron, Inc.                                         3,647
  129,050           Tyco International Ltd.                               5,685
                                                              -----------------
                                                                        120,763
                                                              -----------------

                    INDUSTRIAL MACHINERY (0.8%)
   68,300           Danaher Corp.                                         5,193
   49,900           Dover Corp.                                           2,085
   37,400           Eaton Corp.                                           2,980
  108,100           Illinois Tool Works, Inc.                             5,214
   73,500           Ingersoll-Rand Co., Ltd. "A"                          3,276
   46,000           ITT Corp.                                             2,383
   29,700           Pall Corp.                                            1,041
   44,000           Parker-Hannifin Corp.                                 3,048
                                                              -----------------
                                                                         25,220
                                                              -----------------

                    OFFICE SERVICES & SUPPLIES (0.1%)
   25,900           Avery Dennison Corp.                                  1,276
   56,400           Pitney Bowes, Inc.                                    1,975
                                                              -----------------
                                                                          3,251
                                                              -----------------

                    RAILROADS (0.9%)
   77,100           Burlington Northern Santa Fe Corp.                    7,110
  108,500           CSX Corp.                                             6,083
  100,400           Norfolk Southern Corp.                                5,454
   67,800           Union Pacific Corp.                                   8,501
                                                              -----------------
                                                                         27,148
                                                              -----------------

                    TRADING COMPANIES & DISTRIBUTORS (0.0%)
   19,000           W.W. Grainger, Inc.                                   1,452
                                                              -----------------

                    TRUCKING (0.0%)
   15,300           Ryder System, Inc.                                      932
                                                              -----------------
                    Total Industrials                                   367,597
                                                              -----------------

                    INFORMATION TECHNOLOGY (15.5%)
                    ------------------------------
                    APPLICATION SOFTWARE (0.4%)
  149,800           Adobe Systems, Inc. *                                 5,331
   62,700           Autodesk, Inc. *                                      1,974
   47,600           Citrix Systems, Inc. *                                1,396
   83,100           Compuware Corp. *                                       610
   87,400           Intuit, Inc. *                                        2,361
                                                              -----------------
                                                                         11,672
                                                              -----------------

                    COMMUNICATIONS EQUIPMENT (2.5%)
   23,442           Ciena Corp. *                                           723
1,562,700           Cisco Systems, Inc. *                                37,645
  410,900           Corning, Inc.                                         9,878
   58,725           JDS Uniphase Corp. *                                    786
  139,300           Juniper Networks, Inc. *                              3,483
  590,800           Motorola, Inc.                                        5,494
  423,000           QUALCOMM, Inc.                                       17,343
  117,000           Tellabs, Inc. *                                         638
                                                              -----------------
                                                                         75,990
                                                              -----------------

PORTFOLIO OF INVESTMENTS (Continued)                                          10
USAA S&P 500 INDEX FUND
MARCH 31, 2008 (UNAUDITED)

                                                                          MARKET
NUMBER OF SHARES                           SECURITY                  VALUE (000)
--------------------------------------------------------------------------------
                    COMPUTER HARDWARE (3.9%)
  230,200           Apple, Inc. *                                        33,034
  584,900           Dell, Inc. *                                         11,651
  646,811           Hewlett-Packard Co.                                  29,533
  362,200           International Business Machines Corp.                41,704
  212,600           Sun Microsystem, Inc. *                               3,301
   47,000           Teradata Corp. *                                      1,037
                                                              -----------------
                                                                        120,260
                                                              ------------------

                    COMPUTER STORAGE & PERIPHERALS (0.4%)
  547,300           EMC Corp. *                                           7,848
   24,200           Lexmark International, Inc. "A" *                       743
   90,900           NetApp, Inc. *                                        1,823
   40,100           QLogic Corp. *                                          615
   60,200           SanDisk Corp. *                                       1,359
                                                              -----------------
                                                                         12,388
                                                              -----------------

                    DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
   26,800           Affiliated Computer Services, Inc. "A" *              1,343
  136,200           Automatic Data Processing, Inc.                       5,773
   43,300           Computer Sciences Corp. *                             1,766
   35,000           Convergys Corp. *                                       527
  129,900           Electronic Data Systems Corp.                         2,163
   42,100           Fidelity National Information Services, Inc.          1,606
   44,400           Fiserv, Inc. *                                        2,135
   85,100           Paychex, Inc.                                         2,916
   49,455           Total System Services, Inc.                           1,170
  195,812           Western Union Co.                                     4,165
                                                              -----------------
                                                                         23,564
                                                              -----------------

                    ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
   98,500           Agilent Technologies, Inc. *                          2,938
                                                              -----------------

                    ELECTRONIC MANUFACTURING SERVICES (0.2%)
   50,700           Jabil Circuit, Inc.                                     480
   36,300           Molex, Inc.                                             841
  126,350           Tyco Electronics Ltd.                                 4,336
                                                              -----------------
                                                                          5,657
                                                              -----------------

                    HOME ENTERTAINMENT SOFTWARE (0.1%)
   82,900           Electronic Arts, Inc. *                               4,138
                                                              -----------------

                    INTERNET SOFTWARE & SERVICES (1.6%)
   44,800           Akamai Technologies, Inc. *                           1,261
  294,500           eBay, Inc. *                                          8,788
   60,769           Google, Inc. "A" *                                   26,767
   57,600           VeriSign, Inc. *                                      1,915
  352,500           Yahoo!, Inc. *                                       10,198
                                                              -----------------
                                                                         48,929
                                                              -----------------

                    IT CONSULTING & OTHER SERVICES (0.1%)
   74,000           Cognizant Technology Solutions Corp. "A" *            2,133
   82,100           Unisys Corp. *                                          364
                                                              -----------------
                                                                          2,497
                                                              -----------------

                    OFFICE ELECTRONICS (0.1%)
  241,400           Xerox Corp.                                           3,614
                                                              -----------------

                    SEMICONDUCTOR EQUIPMENT (0.4%)
  350,500           Applied Materials, Inc.                               6,838
   47,200           KLA-Tencor Corp.                                      1,751
   59,800           MEMC Electronic Materials, Inc. *                     4,240
   30,000           Novellus Systems, Inc. *                                632
   52,500           Teradyne, Inc. *                                        652
                                                              -----------------
                                                                         14,113
                                                              -----------------

                    SEMICONDUCTORS (2.0%)
  150,200           Advanced Micro Devices, Inc. (g)*                       885
   80,600           Altera Corp.                                          1,485
   77,100           Analog Devices, Inc.                                  2,276
  118,350           Broadcom Corp. "A" *                                  2,281
1,514,700           Intel Corp.                                          32,081
   58,900           Linear Technology Corp.                               1,808
  184,800           LSI Logic Corp. *                                       915
   50,300           Microchip Technology, Inc.                            1,646

PORTFOLIO OF INVESTMENTS (Continued)                                          11
USAA S&P 500 INDEX FUND
MARCH 31, 2008 (UNAUDITED)

                                                                         MARKET
NUMBER OF SHARES                           SECURITY                 VALUE (000)
--------------------------------------------------------------------------------
  192,000           Micron Technology, Inc. *                             1,146
   59,500           National Semiconductor Corp.                          1,090
  142,050           NVIDIA Corp. *                                        2,811
  348,000           Texas Instruments, Inc.                               9,838
   75,900           Xilinx, Inc.                                          1,803
                                                              -----------------
                                                                         60,065
                                                              -----------------

                    SYSTEMS SOFTWARE (2.9%)
   52,400           BMC Software, Inc. *                                  1,704
  105,000           CA, Inc.                                              2,363
2,096,210           Microsoft Corp.                                      59,490
   86,300           Novell, Inc. *                                          543
1,033,600           Oracle Corp. *                                       20,217
  226,989           Symantec Corp. *                                      3,773
                                                              -----------------
                                                                         88,090
                                                              -----------------
                     Total Information Technology                       473,915
                                                              -----------------

                    MATERIALS (3.6%)
                    ----------------
                    ALUMINUM (0.3%)
  216,400           Alcoa, Inc.                                           7,803
                                                              -----------------

                    CONSTRUCTION MATERIALS (0.1%)
   26,900           Vulcan Materials Co.                                  1,786
                                                              -----------------

                    DIVERSIFIED CHEMICALS (0.8%)
   16,100           Ashland, Inc.                                           761
  249,300           Dow Chemical Co.                                      9,187
  238,500           E.I. du Pont de Nemours & Co.                        11,152
   20,300           Eastman Chemical Co.                                  1,268
   29,200           Hercules, Inc.                                          534
   40,700           PPG Industries, Inc.                                  2,463
                                                              -----------------
                                                                         25,365
                                                              -----------------

                    DIVERSIFIED METALS & MINING (0.3%)
   99,833           Freeport-McMoRan Copper & Gold, Inc.                  9,606
   22,500           Titanium Metals Corp.(g)                                338
                                                              -----------------
                                                                          9,944
                                                              -----------------

                    FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
  144,322           Monsanto Co.                                         16,092
                                                              -----------------

                    FOREST PRODUCTS (0.1%)
   56,608           Weyerhaeuser Co.                                      3,682
                                                              -----------------

                    GOLD (0.2%)
  118,700           Newmont Mining Corp.                                  5,377
                                                              -----------------

                    INDUSTRIAL GASES (0.4%)
   55,000           Air Products & Chemicals, Inc.                        5,060
   83,500           Praxair, Inc.                                         7,033
                                                              -----------------
                                                                         12,093
                                                              -----------------

                    METAL & GLASS CONTAINERS (0.1%)
   25,900           Ball Corp.                                            1,190
   33,500           Pactiv Corp. *                                          878
                                                              -----------------
                                                                          2,068
                                                              -----------------

                    PAPER PACKAGING (0.1%)
   24,300           Bemis Co., Inc.                                         618
   42,100           Sealed Air Corp.                                      1,063
                                                              -----------------
                                                                          1,681
                                                              -----------------

                    PAPER PRODUCTS (0.1%)
  116,120           International Paper Co.                               3,159
   48,911           MeadWestvaco Corp.                                    1,331
                                                              -----------------
                                                                          4,490
                                                              -----------------

                    SPECIALTY CHEMICALS (0.2%)
   46,600           Ecolab, Inc.                                          2,024
   20,900           International Flavors & Fragrances, Inc.                921
   32,900           Rohm & Haas Co.                                       1,779
   34,300           Sigma-Aldrich Corp.                                   2,046
                                                              -----------------
                                                                          6,770
                                                              -----------------

PORTFOLIO OF INVESTMENTS (Continued)                                          12
USAA S&P 500 INDEX FUND
MARCH 31, 2008 (UNAUDITED)

                                                                          MARKET
NUMBER OF SHARES                           SECURITY                  VALUE (000)
--------------------------------------------------------------------------------
                    STEEL (0.4%)
   26,700           Allegheny Technologies, Inc.                          1,905
   75,800           Nucor Corp.                                           5,135
   31,400           United States Steel Corp.                             3,984
                                                              -----------------
                                                                         11,024
                                                              -----------------
                    Total Materials                                     108,175
                                                              -----------------

                    TELECOMMUNICATION SERVICES (3.4%)
                    ---------------------------------
                    INTEGRATED TELECOMMUNICATION SERVICES (3.1%)
1,580,446           AT&T, Inc.                                           60,531
   30,100           CenturyTel, Inc.                                      1,001
   81,000           Citizens Communications Co.                             850
   37,221           Embarq Corp.                                          1,493
    1,462           Fairpoint Communications, Inc.                           13
  416,600           Qwest Communications International, Inc.              1,887
  753,360           Verizon Communications, Inc.                         27,337
  126,231           Windstream Corp.                                      1,508
                                                              -----------------
                                                                         94,620
                                                              -----------------

                    WIRELESS TELECOMMUNICATION SERVICES (0.3%)
  104,400           American Tower Corp. "A" *                            4,094
  750,839           Sprint Nextel Corp.                                   5,023
                                                              -----------------
                                                                          9,117
                                                              -----------------
                    Total Telecommunication Services                    103,737
                                                              -----------------

                    UTILITIES (3.6%)
                    ----------------
                    ELECTRIC UTILITIES (1.9%)
   43,400           Allegheny Energy, Inc.                                2,192
  101,900           American Electric Power Co., Inc.                     4,242
   83,000           Edison International                                  4,069
   51,600           Entergy Corp.                                         5,628
  174,700           Exelon Corp.                                         14,198
   80,650           FirstEnergy Corp.                                     5,534
  107,000           FPL Group, Inc.                                       6,713
   49,600           Pepco Holdings, Inc.                                  1,226
   25,200           Pinnacle West Capital Corp.                             884
   97,900           PPL Corp.                                             4,496
   65,300           Progress Energy, Inc.                                 2,723
  197,300           Southern Co.                                          7,026
                                                              -----------------
                                                                         58,931
                                                              -----------------

                    GAS UTILITIES (0.1%)
   15,300           Nicor, Inc.                                             513
   43,400           Questar Corp.                                         2,454
                                                              -----------------
                                                                          2,967
                                                              -----------------

                    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
  175,300           AES Corp. *                                           2,922
   48,000           Constellation Energy Group, Inc.                      4,237
  133,221           Dynegy, Inc. "A" *                                    1,051
                                                              -----------------
                                                                          8,210
                                                              -----------------

                    MULTI-UTILITIES (1.3%)
   51,600           Ameren Corp.                                          2,272
   84,200           CenterPoint Energy, Inc.                              1,202
   56,000           CMS Energy Corp.                                        758
   74,400           Consolidated Edison, Inc.                             2,954
  153,190           Dominion Resources, Inc.                              6,256
   42,100           DTE Energy Co.                                        1,637
  334,980           Duke Energy Corp.                                     5,979
   19,000           Integrys Energy Group, Inc.                             886
   67,000           NiSource, Inc.                                        1,155
   96,700           PG&E Corp.                                            3,561
  136,200           Public Service Enterprise Group, Inc.                 5,474
   71,000           Sempra Energy                                         3,783
   52,100           TECO Energy, Inc.                                       831
  109,200           Xcel Energy, Inc.                                     2,179
                                                              -----------------
                                                                         38,927
                                                              -----------------
                    Total Utilities                                     109,035
                                                              -----------------
                    Total Common Stocks (cost $2,472,984)             3,019,483
                                                              -----------------

PORTFOLIO OF INVESTMENTS (Continued)                                          13
USAA S&P 500 INDEX FUND
MARCH 31, 2008 (UNAUDITED)

                                                                         MARKET
NUMBER OF SHARES                           SECURITY                 VALUE (000)
--------------------------------------------------------------------------------
                    MONEY MARKET INSTRUMENTS (0.9%)
                    MONEY MARKET FUND (0.8%)
23,928,073          Northern Institutional Funds -
                    Diversified Assets Portfolio, 2.58%  (a),(d)         23,928

  PRINCIPAL
     AMOUNT
      (000)
-----------
                    OTHER (0.1%)
    $4,025          U.S. Treasury Bill, 2.88%,
                    6/26/2008  (b),(e)                                    3,998
                                                              -----------------
                    Total Money Market Instruments
                    (cost: $27,926)                                      27,926
                                                              -----------------

  NUMBER
 OF SHARES
----------
                    SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.8%)

                    MONEY MARKET FUND (0.8%)
25,000,000          Federated Prime Value Obligations Fund,
                    3.25% (a) (cost: $25,000)                            25,000

                    TOTAL INVESTMENTS (COST $2,525,910)             $ 3,072,409
                                                              =================

  N O T E S
===============---------------------------------------------------------------
                      to Portfolio of INVESTMENTS

USAA S&P 500 INDEX FUND
MARCH 31, 2008 (UNAUDITED)


GENERAL NOTES


USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

A. FAIR VALUE MEASUREMENTS - Effective January 1, 2008, the Fund adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

FAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

  N O T E S
===============---------------------------------------------------------------
                      to Portfolio of INVESTMENTS
                      (continued)

USAA S&P 500 INDEX FUND
MARCH 31, 2008 (UNAUDITED)


A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

B. SECURITY VALUATION - The fair value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used. Equity securities are generally classified within level 1 of the valuation hierarchy.

2. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) at the end of each business day. These investments are generally classified within level 1 of the valuation hierarchy.

3. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value. These securities are generally classified within level 2 of the valuation hierarchy.

4. Repurchase agreements are valued at cost, which approximates market value, and are primarily classified within level 2 of the valuation hierarchy.

5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the last sale on the prior trading date if it is within the spread between the closing bid and asked price closest to the last reported sale price is used. These financial instruments are generally classified within level 1 of the valuation hierarchy.

6. Securities for which active market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

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                      (continued)

USAA S&P 500 INDEX FUND
MARCH 31, 2008 (UNAUDITED)


Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. The Manager seeks to maximize the use of observable inputs to the extent possible. In certain cases where there is limited activity or less transparency around the inputs used in the valuation, the securities are classified within level 3 of the valuation hierarchy.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's assets carried at fair value:

                                                                                    Other Financial
Valuation Inputs                               Investments in Securities               Instruments*
---------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                  $3,068,411,000                    $228,000
Level 2 - Other Significant Observable Inputs                 3,998,000                           -
Level 3 - Significant Unobservable Inputs                             -                           -
---------------------------------------------------------------------------------------------------
Total                                                    $3,072,409,000                    $228,000
===================================================================================================

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

C. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to

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                      to Portfolio of INVESTMENTS
                      (continued)

USAA S&P 500 INDEX FUND
MARCH 31, 2008 (UNAUDITED)


secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of March 31, 2008, was approximately $23,541,000. This amount excludes $134,000 of securities which were sold prior to March 31, 2008.

E. As of March 31, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2008, were $899,966,000 and $353,467,000, respectively, resulting in net unrealized appreciation of $546,499,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,053,341,000 at March 31, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT - Real Estate Investment Trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at March 31, 2008.

(b) Rate represents an annualized yield at time of purchase, not a coupon rate.

(c)  Northern  Trust Corp.  is the parent to Northern  Trust  Investments,  N.A.
(NTI), which is the subadviser of the Fund.

(d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

(e) Security with a value of $3,998,000 is segregated as collateral for initial margin requirements on open futures contracts.

(f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2008, as shown in the following table:

18

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                      to Portfolio of INVESTMENTS
                      (continued)

USAA S&P 500 INDEX FUND
MARCH 31, 2008 (UNAUDITED)


--------------------------------------------------------------------------------------------------------------------
Type of Future               Expiration       Contracts    Position   Value at       Value at          Unrealized
                                                                      Trade Date     March 31, 2008    Appreciation
--------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures        June 19, 2008       99          Long     $32,541,000     $32,769,000       $228,000
--------------------------------------------------------------------------------------------------------------------

(g) The security or a portion thereof was out on loan as of March 31, 2008.

* Non-income producing security for the 12 months preceding March 31, 2008.





ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    MAY 26, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    MAY 30, 2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    MAY 28, 2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.